(18) PRIVATE PENSION PLAN (Details 2) - Fair Value Of Plan's Assets [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Opening balance	R$ (5,628,892)	R$ (4,674,144)	R$ (4,587,390)
Business combination		(415,621)
Expected return during the year	(596,396)	(572,474)	(522,317)
Participants' contributions transferred during the year	(3,373)	(2,563)	(2,465)
Sponsors' contributions	(81,822)	(73,389)	(113,327)
Actuarial loss (gain): return on assets	(181,393)	(365,942)	97,495
Benefits paid during the year	532,705	475,241	453,860
End balance	(5,959,170)	(5,628,892)	(4,674,144)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Opening balance	(3,723,563)	(3,355,589)	(3,315,422)
Business combination		0
Expected return during the year	(392,819)	(404,183)	(375,527)
Participants' contributions transferred during the year	(37)	(59)	(12)
Sponsors' contributions	(50,308)	(48,263)	(81,111)
Actuarial loss (gain): return on assets	(137,870)	(273,282)	61,144
Benefits paid during the year	379,536	357,813	355,339
End balance	(3,925,061)	(3,723,563)	(3,355,589)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Opening balance	(1,062,638)	(951,021)	(913,589)
Business combination		0
Expected return during the year	(113,470)	(115,607)	(105,413)
Participants' contributions transferred during the year	(2,044)	(2,020)	(1,842)
Sponsors' contributions	(17,296)	(13,405)	(22,936)
Actuarial loss (gain): return on assets	5,076	(59,390)	22,320
Benefits paid during the year	84,634	78,805	70,439
End balance	(1,105,738)	(1,062,638)	(951,021)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Opening balance	(89,533)	(80,332)	(85,360)
Business combination		0
Expected return during the year	(9,437)	(9,582)	(9,691)
Participants' contributions transferred during the year	0	0	0
Sponsors' contributions	(753)	(843)	(1,687)
Actuarial loss (gain): return on assets	(3,486)	(7,068)	8,702
Benefits paid during the year	8,831	8,292	7,704
End balance	(94,378)	(89,533)	(80,332)
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Opening balance	(347,906)	(287,202)	(273,019)
Business combination		0
Expected return during the year	(37,412)	(35,632)	(31,686)
Participants' contributions transferred during the year	(302)	(319)	(611)
Sponsors' contributions	(7,296)	(9,441)	(7,593)
Actuarial loss (gain): return on assets	(19,610)	(38,403)	5,329
Benefits paid during the year	25,203	23,090	20,378
End balance	(387,322)	(347,906)	(287,202)
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Opening balance	(405,251)	0	0
Business combination		(415,621)
Expected return during the year	(43,258)	(7,470)	0
Participants' contributions transferred during the year	(990)	(165)	0
Sponsors' contributions	(6,169)	(1,437)	0
Actuarial loss (gain): return on assets	(25,503)	12,201	0
Benefits paid during the year	34,501	7,241	0
End balance	R$ (446,670)	R$ (405,251)	R$ 0